Description of the Business and Segment Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity In Income of Investees By Segment
Equity in the income/(loss) of investees is included in segment operating income as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Media Networks	$179	$159
Parks, Experiences & Consumer Products	(12)	(7)
Direct-to-Consumer & International	(91)	(109)
Equity in the income / (loss) of investees	$76	$43

Equity in the income of investees included in segment operating income is as follows:

	2018	2017	2016
Media Networks	$711	$766	$779
Parks, Experiences and Consumer Products	(23)	(25)	(3)
Direct-to-Consumer & International	(580)	(421)	(182)
Equity in the income of investees included in segment operating income	108	320	594
Impairment of equity investments:
Vice	(157)	—	—
Villages Nature	(53)	—	—
Vice Gain	—	—	332
Equity in the income (loss) of investees, net	$(102)	$320	$926

Financial Information by Operating Segments

	2018	2017	2016
Revenues
Media Networks	$21,922	$21,299	$21,326
Parks, Experiences & Consumer Products
Third parties	25,257	23,516	22,998
Intersegment	(556)	(492)	(740)
	24,701	23,024	22,258
Studio Entertainment
Third parties	9,509	7,860	8,629
Intersegment	556	492	740
	10,065	8,352	9,369
Direct-to-Consumer & International	3,414	3,075	3,306
Eliminations(1)	(668)	(613)	(627)

Total consolidated revenues	$59,434	$55,137	$55,632
Segment operating income
Media Networks	$7,338	$7,196	$7,804
Parks, Experiences & Consumer Products	6,095	5,487	5,198
Studio Entertainment	3,004	2,363	2,767
Direct-to-Consumer & International	(738)	(284)	(38)
Eliminations(1)	(10)	13	(10)
Total segment operating income(2)	$15,689	$14,775	$15,721

	2018	2017	2016
Reconciliation of segment operating income to income before income taxes
Segment operating income	$15,689	$14,775	$15,721
Corporate and unallocated shared expenses	(744)	(582)	(640)
Restructuring and impairment charges	(33)	(98)	(156)
Other income, net	601	78	—
Interest expense, net	(574)	(385)	(260)
Vice Gain(2)	—	—	332
Infinity Charge(3)	—	—	(129)
Impairment of equity investments(2)	(210)	—	—
Income before income taxes	$14,729	$13,788	$14,868
Capital expenditures
Media Networks
Cable Networks	$96	$64	$81
Broadcasting	107	67	73
Parks, Experiences & Consumer Products
Domestic	3,223	2,392	2,215
International	677	827	2,053
Studio Entertainment	96	85	86
Direct-to-Consumer & International	107	30	65
Corporate	159	158	200
Total capital expenditures	$4,465	$3,623	$4,773

Depreciation expense
Media Networks	$199	$206	$217
Parks, Experiences & Consumer Products
Domestic	1,449	1,371	1,314
International	768	679	468
Studio Entertainment	55	50	46
Direct-to-Consumer & International	106	74	61
Corporate	181	206	214
Total depreciation expense	$2,758	$2,586	$2,320
Amortization of intangible assets
Media Networks	$—	$—	$2
Parks, Experiences & Consumer Products	110	111	107
Studio Entertainment	64	65	74
Direct-to-Consumer & International	79	20	24
Total amortization of intangible assets	$253	$196	$207

	2018	2017	2016
Identifiable assets(4)
Media Networks	$14,216	$13,660
Parks, Experiences & Consumer Products	34,684	33,755
Studio Entertainment	10,197	9,672
Direct-to-Consumer & International	3,558	4,083
Corporate(5)	4,977	3,475
Eliminations	(303)	(282)
Goodwill(6)	31,269	31,426
Total consolidated assets	$98,598	$95,789
Supplemental revenue data
Affiliate fees	$13,279	$12,659	$12,259
Advertising	7,904	8,237	8,649
Retail merchandise, food and beverage	6,923	6,433	6,116
Theme park admissions	7,183	6,502	5,900
Revenues
United States and Canada	$45,038	$41,881	$42,616
Europe	7,026	6,541	6,714
Asia Pacific	5,531	5,075	4,582
Latin America and Other	1,839	1,640	1,720
	$59,434	$55,137	$55,632
Segment operating income
United States and Canada	$11,396	$10,962	$12,139
Europe	1,922	1,812	1,815
Asia Pacific	1,869	1,626	1,324
Latin America and Other	502	375	443
	$15,689	$14,775	$15,721

Long-lived assets(7)
United States and Canada	$65,245	$61,215
Europe	6,275	8,208
Asia Pacific	7,775	8,196
Latin America and Other	131	155
	$79,426	$77,774

(1)	Intersegment content transaction are as follows:

	2018	2017	2016
Revenues
Studio Entertainment:
Content transactions with Media Networks	$(169)	$(137)	$(159)
Content transactions with Direct-to-Consumer & International	(28)	(22)	(11)
Media Networks:
Content transactions with Direct-to-Consumer & International	(471)	(454)	(457)
Total	$(668)	$(613)	$(627)

Operating Income
Studio Entertainment:
Content transactions with Media Networks	$(8)	$15	$(10)
Media Networks:
Content transactions with Direct-to-Consumer & International	(2)	(2)	—
Total	$(10)	$13	$(10)

(2)	Equity in the income of investees included in segment operating income is as follows:

	2018	2017	2016
Media Networks	$711	$766	$779
Parks, Experiences and Consumer Products	(23)	(25)	(3)
Direct-to-Consumer & International	(580)	(421)	(182)
Equity in the income of investees included in segment operating income	108	320	594
Impairment of equity investments:
Vice	(157)	—	—
Villages Nature	(53)	—	—
Vice Gain	—	—	332
Equity in the income (loss) of investees, net	$(102)	$320	$926

During fiscal 2018, the Company recorded impairments of Vice and Villages Nature equity method investments. During fiscal 2016, the Company recognized its share of a net gain recorded by A+E, a joint venture owned 50% by the Company, in connection with A+E’s acquisition of an interest in Vice (Vice Gain). These items were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income but were not included in segment operating income.

(3)
In fiscal 2016, the Company discontinued its Infinity console game business, which is reported in the Parks, Experiences & Consumer Products segment, and recorded a charge (Infinity Charge) primarily to write down inventory. The charge also included severance and other asset impairments. The charge was reported in “Cost of products” in the Consolidated Statement of Income.

(4)	Equity method investments included in identifiable assets by segment are as follows:

	2018	2017
Media Networks	$2,430	$2,505
Parks, Experiences & Consumer Products	1	70
Studio Entertainment	1	1
Direct-to-Consumer & International	320	493
Corporate	16	18
	$2,768	$3,087

Intangible assets included in identifiable assets by segment are as follows:

	2018	2017
Media Networks	$1,546	$1,547
Parks, Experiences & Consumer Products	3,167	3,277
Studio Entertainment	1,479	1,543
Direct-to-Consumer & International	490	498
Corporate	130	130
	$6,812	$6,995

(5)	Primarily fixed assets and cash and cash equivalents.

(6)	See Note 3 for goodwill by segment.
(7)
Long-lived assets are total assets less the following: current assets, long-term receivables, deferred taxes, financial investments and derivatives.

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment revenues and segment operating income are as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Revenues (1):
Media Networks	$5,921	$5,555
Parks, Experiences & Consumer Products	6,824	6,527
Studio Entertainment	1,824	2,509
Direct-to-Consumer & International	918	931
Eliminations(2)	(184)	(171)
	$15,303	$15,351
Segment operating income (1):
Media Networks	$1,330	$1,243
Parks, Experiences & Consumer Products	2,152	1,954
Studio Entertainment	309	825
Direct-to-Consumer & International	(136)	(42)
Eliminations	—	6
	$3,655	$3,986

(1)
Studio Entertainment revenues and operating income include an allocation of Parks, Experiences & Consumer Products revenues, which is meant to reflect royalties on sales of merchandise based on film properties. The increase to Studio Entertainment revenues and operating income and corresponding decrease to Parks, Experiences & Consumer Products revenues and operating income was $154 million and $171 million for the quarters ended December 29, 2018 and December 30, 2017, respectively.

(2)	Intersegment content transactions are as follows:

	Quarter Ended
(in millions)	December 29, 2018	December 30, 2017
Revenues
Studio Entertainment:
Content transactions with Media Networks	$(21)	$(31)
Content transactions with Direct-to-Consumer & International	(18)	(8)
Media Networks:
Content transactions with Direct-to-Consumer & International	(145)	(132)
Total revenues	$(184)	$(171)

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
A reconciliation of segment operating income to income before income taxes is as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Segment operating income	$3,655	$3,986
Corporate and unallocated shared expenses	(161)	(150)
Restructuring and impairment charges	—	(15)
Other income	—	53
Interest expense, net	(63)	(129)
Income before income taxes	$3,431	$3,745